UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06670

Credit Suisse Institutional Fund, Inc.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2009 - June 30, 2010

ITEM 1. PROXY VOTING RECORD

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.  On July 20, 2009, the Credit Suisse Institutional Fund — Asia Bond Portfolio merged into the Aberdeen Asia Bond Institutional Fund, a series of Aberdeen Funds (Investment Company Act No. 811-22132) and the Credit Suisse Institutional Fund — International Focus Portfolio merged into the Aberdeen International Equity Institutional Fund, a series of Aberdeen Funds (Investment Company Act No. 811-22132).  Please see the 2010 N-PX Filing for the Aberdeen Asia Bond Institutional Fund and Aberdeen International Equity Institutional Fund, each a series of the Aberdeen Funds SEC File Number 811-22132 SEC Accession No. 0001104659-10-046005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Institutional Fund, Inc.

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer

Date:	August 30, 2010